Mineral resource exploration and evaluation expenditure (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Mineral resource exploration and evaluation expenditure [Line Items]
Construction in progress	$ 375,316	$ 207,830
Expense arising from exploration for and evaluation of mineral resources	5,537	5,864	$ 5,322
Exploitation [Member]
Disclosure of Mineral resource exploration and evaluation expenditure [Line Items]
Assets arising from exploration for and evaluation of mineral resources	$ 8,645	9,791
Metallic exploration [Member]
Disclosure of Mineral resource exploration and evaluation expenditure [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Expense arising from exploration for and evaluation of mineral resources	$ 165	0
Mt Holland [Member]
Disclosure of Mineral resource exploration and evaluation expenditure [Line Items]
Assets arising from exploration for and evaluation of mineral resources	30,475	11,298
Property, Plant and Equipment [Member]
Disclosure of Mineral resource exploration and evaluation expenditure [Line Items]
Construction in progress	12,841	10,292
Non-current assets [Member]
Disclosure of Mineral resource exploration and evaluation expenditure [Line Items]
Assets arising from exploration for and evaluation of mineral resources	6,576	5,099
Current Inventories [Member]
Disclosure of Mineral resource exploration and evaluation expenditure [Line Items]
Assets arising from exploration for and evaluation of mineral resources	1,367	$ 2,028
Other non-current financial assets: [Member]
Disclosure of Mineral resource exploration and evaluation expenditure [Line Items]
Assets arising from exploration for and evaluation of mineral resources	$ 3,433